Leases (Details) - Summary of Annual Minimum Lease Payments of the Finance Lease Liability - One Energy Enterprises Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
2024	$ 22,716
2025	22,716
2026	22,716
2027	7,572
2028	0
Thereafter	0
Total future minimum lease obligations	75,720
Less: imputed interest on finance lease liabilities	(10,332)
Finance lease liabilities – current	17,645	$ 16,159
Finance lease liabilities – non-current	$ 47,743	$ 65,388